COMMITMENTS (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
2016	$ 2,052,000	$ 2,069,000
2017	127,000	217,000
2018	84,000	84,000
2019	87,000	87,000
2020	66,000	66,000
Operating Leases, Future Minimum Payments Due, Total	$ 2,416,000	$ 2,523,000